Note 15 - Stock Options and Contributed Surplus (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 21, 2018 Rate shares
Statement Line Items [Line Items]
Number of share options expired in share-based payment arrangement	8,707,811	[1]	1,944,791	5,455,209
Expense from share-based payment transactions with employees	$ 2,888,141		$ 3,602,879	$ 2,958,358
DenseLight [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees	$ (75,608)		$ 419,238	$ 216,566
Options related to staff employed at DenseLight [member]
Statement Line Items [Line Items]
Number of share options expired in share-based payment arrangement	2,277,186
Ordinary shares [member] | The 2016 Plan [member]
Statement Line Items [Line Items]
Number of shares authorised (in shares) | shares					57,611,360
Share-based payment plan, maximum percentage of issued and outstanding shares (Rate) | Rate					20.00%

[1]	2,277,186 cancelled options related to staff employed at DenseLight